UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 05/15/09
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 99
Form 13F Information Table Value Total: $331,755 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    11438 239804.11SH       SOLE                                  239804.11
ACCENTURE LTD                  COM              g1150g111     5922 215425.58SH       SOLE                                  215425.58
AECOM TECH CORP DEL COM        COM              00766t100     1136 43590.00 SH       SOLE                                   43590.00
AIRGAS INC                     COM              009363102      807 23880.38 SH       SOLE                                   23880.38
ALLERGAN INC                   COM              018490102    11582 242524.40SH       SOLE                                  242524.40
ALLIANT TECHSYSTEMS INC        COM              018804104      670 10010.00 SH       SOLE                                   10010.00
AMETEK INC NEW COM             COM              031100100     1757 56195.21 SH       SOLE                                   56195.21
AMPHENOL CORP NEW-CL A         CL A             032095101     1554 54565.07 SH       SOLE                                   54565.07
ANSYS INC COM                  COM              03662Q105      705 28120.00 SH       SOLE                                   28120.00
APTARGROUP INC                 COM              038336103      891 28620.00 SH       SOLE                                   28620.00
ARCH CAP GROUP LTD ORD         COM              g0450a105      611 11360.00 SH       SOLE                                   11360.00
AXIS CAPITAL HOLDINGS          COM              g0692u109      752 33400.93 SH       SOLE                                   33400.93
BANK OF NEW YORK MELLON CORP   COM              064058100     7820 276821.31SH       SOLE                                  276821.31
BJS WHOLESALE CLUB             COM              05548J106      753 23540.00 SH       SOLE                                   23540.00
BROADCOM CORP CL A             CL A             111320107     6774 339053.00SH       SOLE                                  339053.00
CATERPILLAR INC                COM              149123101     7986 285654.29SH       SOLE                                  285654.29
CHATTEM INC COM                COM              162456107      763 13625.00 SH       SOLE                                   13625.00
CHEVRON CORP                   COM              166764100     5866 87243.81 SH       SOLE                                   87243.81
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     5052 20504.30 SH       SOLE                                   20504.30
CHURCH DWIGHT CO. INC.         COM              171340102      805 15425.00 SH       SOLE                                   15425.00
CISCO SYSTEMS INC              COM              17275R102     6346 378451.00SH       SOLE                                  378451.00
CITRIX SYSTEMS INC             COM              177376100      710 31375.00 SH       SOLE                                   31375.00
CLEAN HARBORS INC.             COM              184496107      404  8430.00 SH       SOLE                                    8430.00
COGNIZANT TECH SOLUTIONS       COM              192446102     1596 76805.00 SH       SOLE                                   76805.00
COLGATE PALMOLIVE CO.          COM              194162103     9769 165635.25SH       SOLE                                  165635.25
CORE LABS                      COM              N22717107     1710 23380.00 SH       SOLE                                   23380.00
COVIDIEN LTD COM               COM              g2552x108     8288 249365.42SH       SOLE                                  249365.42
DAVITA INC                     COM              23918k108      818 18630.00 SH       SOLE                                   18630.00
DENBURY RES INC COM NEW        COM              247916208      514 34600.00 SH       SOLE                                   34600.00
DEVRY                          COM              251893103     5738 119100.00SH       SOLE                                  119100.00
DOLBY LABORATORIES INC COM     COM              25659T107      904 26505.00 SH       SOLE                                   26505.00
DONALDSON CO INC               COM              257651109      690 25740.00 SH       SOLE                                   25740.00
DRIL-QUIP INC COM              COM              262037104      545 17785.00 SH       SOLE                                   17785.00
DUN & BRADSTREET CORP          COM              26483e100     1990 25845.27 SH       SOLE                                   25845.27
EMERSON ELECTRIC CO            COM              291011104     7381 258257.96SH       SOLE                                  258257.96
EXPEDITORS INTERNATIONAL OF WA COM              302130109     7178 253744.04SH       SOLE                                  253744.04
EXXON MOBIL CORP               COM              30231G102    12580 184735.81SH       SOLE                                  184735.81
FACTSET RESH SYS INC COM       COM              303075105     1060 21205.00 SH       SOLE                                   21205.00
FLOWERS FOODS INC COM          COM              343498101      755 32170.00 SH       SOLE                                   32170.00
GAMESTOP CORP CL A             CL A             36467w109      733 26160.00 SH       SOLE                                   26160.00
GEN-PROBE INC NEW COM          COM              36866T103     1767 38775.00 SH       SOLE                                   38775.00
GILEAD SCIENCES INC            COM              375558103     8671 187215.00SH       SOLE                                  187215.00
GOOGLE                         COM              38259p508     6783 19489.00 SH       SOLE                                   19489.00
HALLIBURTON CO HLDG CO         COM              406216101     4802 310414.00SH       SOLE                                  310414.00
HENRY SCHEIN INC               COM              806407102      820 20525.00 SH       SOLE                                   20525.00
HMS HOLDINGS CORP              COM              40425j101      827 25155.00 SH       SOLE                                   25155.00
HOLOGIC INC                    COM              436440101      840 64246.00 SH       SOLE                                   64246.00
IBM                            COM              459200101     7149 73785.05 SH       SOLE                                   73785.05
IDEXX LABORATORIES CORP        COM              45168D104      851 24635.00 SH       SOLE                                   24635.00
IHS INC CL A                   CL A             451734107      866 21045.00 SH       SOLE                                   21045.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     1454 19535.00 SH       SOLE                                   19535.00
INTREPID POTASH INC            COM              46121y102      433 23515.00 SH       SOLE                                   23515.00
ITT EDUCATIONAL SVCS COM       COM              45068b109      849  6995.00 SH       SOLE                                    6995.00
J P MORGAN CHASE & CO.         COM              46625h100     5998 225679.72SH       SOLE                                  225679.72
JUNIPER NETWORK INC            COM              48203R104      714 47490.00 SH       SOLE                                   47490.00
KELLOGG CO                     COM              487836108     7805 213086.01SH       SOLE                                  213086.01
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104     8617 127097.46SH       SOLE                                  127097.46
LAB CP OF AMER HLDG NEW        COM              50540R409     9721 166205.00SH       SOLE                                  166205.00
LAZARD LTD SHS A               CL A             G54050102      825 28085.49 SH       SOLE                                   28085.49
LKQ CORP COM                   COM              501889208      927 64985.00 SH       SOLE                                   64985.00
MASTERCARD INC CL A            CL A             57636q104     5929 35402.57 SH       SOLE                                   35402.57
MICROCHIP TECHNOLOGY INC       COM              595017104      852 40240.25 SH       SOLE                                   40240.25
MICROSOFT CORP                 COM              594918104     6162 335447.17SH       SOLE                                  335447.17
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103      450  5090.00 SH       SOLE                                    5090.00
NEWFIELD EXPLORATION CO.       COM              651290108     1287 56715.00 SH       SOLE                                   56715.00
NOBLE ENRGY INC COM            COM              655044105     7235 134290.00SH       SOLE                                  134290.00
OCCIDENTAL PETE CORP           COM              674599105     5861 105321.18SH       SOLE                                  105321.18
PEPSICO INC                    COM              713448108     9825 190856.91SH       SOLE                                  190856.91
POLO RALPH LAUREN CORP CL A    CL A             731572103      694 16430.00 SH       SOLE                                   16430.00
PPD INC                        COM              717124101      808 34075.35 SH       SOLE                                   34075.35
PRAXAIR INC                    COM              74005P104    11567 171905.49SH       SOLE                                  171905.49
PRECISION CASTPARTS CP COM     COM              740189105      381  6375.01 SH       SOLE                                    6375.01
PROCTER & GAMBLE CO            COM              742718109      364  7748.19 SH       SOLE                                    7748.19
QUALCOMM INC                   COM              747525103     8152 209534.02SH       SOLE                                  209534.02
REINSURANCE GP AMER            COM              759351604      642 19833.99 SH       SOLE                                   19833.99
RITCHIE BROS AUCTION COM       COM              767744105      764 41140.00 SH       SOLE                                   41140.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      353 19820.54 SH       SOLE                                   19820.54
SEI INVESTMENTS CO COM         COM              784117103      685 56165.00 SH       SOLE                                   56165.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107     8909 98685.00 SH       SOLE                                   98685.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      321  9550.00 SH       SOLE                                    9550.00
STANDARD & POORS DEPOSITARY RE COM              78462F103      752  9466.00 SH       SOLE                                    9466.00
STAPLES INC                    COM              855030102    10458 577506.85SH       SOLE                                  577506.85
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
SYNGENTA AG ADR                COM              87160A100     7285 181647.65SH       SOLE                                  181647.65
T ROWE PRICE GROUP INC         COM              74144t108     5845 202531.31SH       SOLE                                  202531.31
TETRA TECH INC NEW             COM              88162g103      814 39950.00 SH       SOLE                                   39950.00
ULTRA PETROLEUM CORP COM       COM              903914109     1251 34860.00 SH       SOLE                                   34860.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      297  8450.00 SH       SOLE                                    8450.00
VCA ANTECH INC                 COM              918194101      955 42365.00 SH       SOLE                                   42365.00
VF CORP                        COM              918204108      756 13250.00 SH       SOLE                                   13250.00
XTO ENERGY INC                 COM              98385X106     5188 169460.00SH       SOLE                                  169460.00
FIRST BANCORP PR PFD PERP SER  COM              318672607      196    16400 SH       SOLE                                      16400
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      183    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861      839    32827 SH       SOLE                                      32827
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      288    11695 SH       SOLE                                      11695
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     3524   142055 SH       SOLE                                     142055
ISHARES TR MSCI GRW IDX        MSCI MSCI GRW    464288885     4350   112345 SH       SOLE                                     112345
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3181    84642 SH       SOLE                                      84642
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      211    22437 SH       SOLE                                      22437